Background, Organization and Summary of Significant Accounting Policies - Schedule of Earnings Per Share, Basic and Diluted (Detail) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Average basic shares (in shares)	49,419,000	47,965,000	47,469,000
Effect of dilutive securities:
Stock options (in shares)	0	0	1,000
Management Incentive Plan shares (in shares)	25,000	8,000	124,000
Restricted stock units (in shares)	32,000	18,000	220,000
Average diluted shares (in shares)	49,476,000	47,991,000	47,814,000
Number of performance share units granted	23,000	7,000